Business Acquisitions	12 Months Ended
Dec. 31, 2014
Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited supplemental pro forma information represents the results of operations as if the Company had acquired the Alta Wind Portfolio on January 1, 2013:

	For the year ended December 31,
(In millions, except per share amounts)	2014	2013

Operating Revenues	$821	$531
Net Income	94	87
Net Income Attributable to NRG Yield, Inc.	7	8
Earnings per Weighted Average Class A and Class C Common Share - Basic and Diluted	$0.10	$0.12

Business Acquisition, Purchase Price [Table Text Block]
The purchase price of $923 million was provisionally allocated as follows:

	Acquisition Date	Measurement period adjustments	Revised Acquisition Date
	(In millions)
Assets
Cash	$22	$—	$22
Current and non-current assets	49	—	49
Property, plant and equipment	1,057	247	1,304
Intangible assets	1,420	(243)	1,177
Total assets acquired	2,548	4	2,552

Liabilities
Debt	1,591	—	1,591
Current and non-current liabilities	34	4	38
Total liabilities assumed	1,625	4	1,629
Net assets acquired	$923	$—	$923

Business Acquisition
Business Acquisitions
2014 Acquisitions
Alta Wind Portfolio Acquisition — On August 12, 2014, the Company acquired 100% of the membership interests of Alta Wind Asset Management Holdings, LLC, Alta Wind Company, LLC, Alta Wind X Holding Company, LLC and Alta Wind XI Holding Company, LLC, which collectively own seven wind facilities that total 947 MW located in Tehachapi, California, and a portfolio of associated land leases, or the Alta Wind Portfolio. Power generated by the Alta Wind Portfolio is sold to Southern California Edison under long-term PPAs with 21 years of remaining contract life for Alta I-V and 22 years, beginning in 2016, for Alta X and XI.
The purchase price for the Alta Wind Portfolio was $923 million, which consisted of a base purchase price of $870 million, as well as a payment for working capital of $53 million, plus the assumption of $1.6 billion of non-recourse project-level debt. In order to fund the purchase price, the Company completed an equity offering of 12,075,000 shares of its Class A common stock at an offering price of $54.00 per share on July 29, 2014, which resulted in net proceeds of $630 million, after underwriting discounts and expenses. In addition, on August 5, 2014, NRG Yield Operating LLC issued $500 million of Senior Notes, which bear interest at a rate of 5.375% and mature in August 2024.
The acquisition was recorded as a business combination under ASC 805, with identifiable assets acquired and liabilities assumed provisionally recorded at their estimated fair values on the acquisition date. The initial accounting for the business combination is not complete because the evaluation necessary to assess the fair values of certain net assets acquired is still in process. The provisional amounts are subject to revision until the evaluations are completed to the extent that additional information is obtained about the facts and circumstances that existed as of the acquisition date. The allocation of the purchase price may be modified up to one year from the date of the acquisition as more information is obtained about the fair value of assets acquired and liabilities assumed. The purchase price of $923 million was provisionally allocated as follows:

	Acquisition Date	Measurement period adjustments	Revised Acquisition Date
	(In millions)
Assets
Cash	$22	$—	$22
Current and non-current assets	49	—	49
Property, plant and equipment	1,057	247	1,304
Intangible assets	1,420	(243)	1,177
Total assets acquired	2,548	4	2,552

Liabilities
Debt	1,591	—	1,591
Current and non-current liabilities	34	4	38
Total liabilities assumed	1,625	4	1,629
Net assets acquired	$923	$—	$923

The Company incurred and expensed acquisition-related transaction costs related to the acquisition of the Alta Wind Portfolio of $2 million for the year ended December 31, 2014.
Fair value measurements
The provisional fair values of the property, plant and equipment and intangible assets at the acquisition date were measured primarily based on significant inputs that are not observable in the market and thus represent a Level 3 measurement as defined in ASC 820. Significant inputs were as follows:

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Property, plant and equipment — The estimated fair values were determined primarily based on an income method using discounted cash flows and validated using a cost approach based on the replacement cost of the assets less economic obsolescence. The income approach was applied by determining the enterprise value for each acquired entity and subtracting the fair value of the intangible assets and working capital to determine the implied value of the tangible fixed assets. This methodology was primarily relied upon as the forecasted cash flows incorporate the specific attributes of each asset including age, useful life, equipment condition and technology. The income approach also allows for an accurate reflection of current and expected market dynamics such as supply and demand and regulatory environment as of the acquisition date.

•
Intangible Assets - PPAs — The fair values of the PPAs acquired were determined utilizing a variation of the income approach where the incremental future cash flows resulting from the acquired PPAs compared to the cash flows based on current market prices were discounted to present value at a weighted average cost of capital reflective of a market participant. The values were corroborated with available market data. The PPA values will be amortized over the term of the PPAs, which approximate 22 years.

•
Intangible Assets - Leasehold rights — The fair values of the leasehold rights acquired, which represent the contractual right to receive royalty payments equal to a percentage of PPA revenue from certain projects, were determined utilizing the income approach. The values were corroborated with available market data. The leasehold rights values will be amortized over a period of 21 years, which is equal to the average term of the contracts.

Supplemental Pro Forma Information
Since the acquisition date, the Alta Wind Portfolio contributed $49 million in operating revenues and $39 million in net losses. The following unaudited supplemental pro forma information represents the results of operations as if the Company had acquired the Alta Wind Portfolio on January 1, 2013:

	For the year ended December 31,
(In millions, except per share amounts)	2014	2013

Operating Revenues	$821	$531
Net Income	94	87
Net Income Attributable to NRG Yield, Inc.	7	8
Earnings per Weighted Average Class A and Class C Common Share - Basic and Diluted	$0.10	$0.12

The supplemental unaudited pro forma information has been adjusted to include the pro forma impact of depreciation of property, plant and equipment and amortization of PPAs, based on the preliminary purchase price allocations. The pro forma data has also been adjusted to reflect the additional interest expense in connection with the issuance of Senior Notes, adjustment to the non-controlling interest due to the change in NRG's ownership interest to 55.3% from 65.5% effective July 29, 2014, as well as the related tax impact. There were no transactions during the periods between NRG and the Alta Wind Portfolio. The pro forma results are presented for illustrative purposes only and do not reflect the realization of potential cost savings or any related integration costs.
Acquired ROFO Assets — On June 30, 2014, NRG Yield Operating LLC acquired from NRG: (i) El Segundo, a 550 MW fast-start, gas-fired facility located in Los Angeles County, California; (ii) TA High Desert, a 20 MW solar facility located in Los Angeles County, California; and (iii) RE Kansas South, a 20 MW solar facility located in Kings County, California. The Company paid total cash consideration of $357 million, which represents a base purchase price of $349 million and $8 million of working capital adjustments. In addition, the acquisition included the assumption of $612 million in project- level debt. The assets and liabilities transferred to the Company relate to interests under common control by NRG and accordingly, were recorded at historical cost in accordance with ASC 805-50. The difference between the cash proceeds and historical value of the net assets was recorded as a distribution to NRG and reduced the balance of its noncontrolling interest. Since the transaction constituted a transfer of entities under common control, the guidance requires retrospective combination of the entities for all periods presented as if the combination has been in effect since the inception of common control.
The following is a summary of assets and liabilities transferred in connection with the acquisition as of June 30, 2014:

	RE Kansas South	TA High Desert	El Segundo
	(In millions)
Current assets	$1	$3	$43
Property, plant and equipment	50	67	625
Non-current assets	2	13	76
Total assets	53	83	744

Debt	35	57	520
Other current and non-current liabilities	2	—	30
Total liabilities	37	57	550
Net assets acquired	$16	$26	$194

The following table presents historical information summary combining the financial information for the Acquired ROFO Assets transferred in connection with the acquisition:

	December 31, 2013
	As Previously Reported	RE Kansas South	TA High Desert	El Segundo	As Currently Reported
		(In millions)
Current assets	$267	$25	$28	$58	$378
Property, plant and equipment	1,541	51	63	636	2,291
Non-current assets	505	3	10	51	569
Total assets	2,313	79	101	745	3,238

Debt	1,133	58	80	512	1,783
Other current and non-current liabilities	169	5	3	26	203
Total liabilities	$1,302	$63	$83	$538	$1,986

	Year ended December 31, 2013
	As Previously Reported	RE Kansas South	TA High Desert	El Segundo	As Currently Reported

Operating revenues	$313	$2	$8	$56	$379
Operating income	128	1	4	34	167
Net income	$109	$(1)	$1	$23	$132

2013 Acquisitions
Energy Systems — On December 31, 2013, NRG Energy Center Omaha Holdings, LLC, an indirect wholly owned subsidiary of NRG Yield LLC, acquired Energy Systems Company, or Energy Systems, for approximately $120 million. The acquisition was financed from cash on hand. Energy Systems is an operator of steam and chilled water thermal facilities that provides heating and cooling services to nonresidential customers in Omaha, Nebraska. The acquisition was recorded as a business combination under ASC 805, with identifiable assets acquired and liabilities assumed provisionally recorded at their estimated fair values on the acquisition date. The purchase price was primarily allocated to property, plant and equipment of $60 million, customer relationships of $59 million, and $1 million of working capital. The accounting for Energy Systems was completed as of September 30, 2014, at which point the provisional fair values became final with no material changes.
2012 Acquisitions
Marsh Landing — On December 14, 2012, through its acquisition of GenOn Energy, Inc., or GenOn, NRG acquired 100% of the Marsh Landing project, a 720 MW natural gas-fueled peaking facility being constructed near Antioch, California. Immediately prior to the initial public offering, NRG transferred ownership of Marsh Landing to NRG Yield LLC. Power generated from Marsh Landing is sold to Pacific Gas & Electric, or PG&E, under a 10 year PPA. In connection with the acquisition, the Company assumed obligations under a credit agreement for up to $650 million in construction and permanent financing for the Marsh Landing generating facility. The Marsh Landing generating facility reached commercial operations on May 1, 2013.
The fair value of the net assets acquired was $138 million. The accounting for the acquisition was completed on December 13, 2013. The Company recorded a measurement period adjustment increasing the provisional fair value of the acquired property, plant and equipment by $73 million, from $537 million to $610 million. The primary driver for the revised fair value was the refinement of the methodology used to value the assets.
2015 Acquisition of EME-NYLD-Eligible Assets from NRG

On January 2, 2015, NRG Yield Operating LLC acquired the following projects from NRG: (i) Laredo Ridge, a 80 MW wind facility located in Petersburg, Nebraska, (ii) the Tapestry projects, which include Buffalo Bear, a 19 MW wind facility in Buffalo, Oklahoma, Taloga, a 130 MW wind facility in Putnum, Oklahoma, and Pinnacle, a 55 MW wind facility in Keyser, West Virginia, and (iii)  Walnut Creek, a 485 MW natural gas facility located in City of Industry, California, for total cash consideration of $489 million plus assumed project level debt of $737 million, including $9 million for working capital. The Company funded the acquisition with cash on hand and drawings under the Company's revolving credit facility. The assets and liabilities transferred to the Company relate to interests under common control by NRG and accordingly, were recorded at historical cost in accordance with ASC 805-50, Business Combinations - Related Issues. The difference between the cash paid and historical value of the entities' equity of $61 million, as well as $23 million of AOCL, were recorded as a distribution to NRG and reduced the balance of its noncontrolling interest. Since the transaction constituted a transfer of net assets under common control, the guidance requires retrospective combination of the entities for all periods presented as if the combination has been in effect since the inception of common control. The Company funded the acquisition with cash on hand and borrowings under the Company's revolving credit facility.

The following is a summary of assets and liabilities transferred in connection with the acquisition on January 2, 2015:

	As Previously Reported	Walnut Creek	Tapestry	Laredo Ridge	As Currently Reported
		(In millions)
Current assets	$539	$46	$14	$7	$606
Property, plant and equipment	3,487	575	286	118	4,466
Non-current assets	1,726	57	61	49	1,893
Total assets	5,752	678	361	174	6,965

Debt	4,050	437	192	108	4,787
Other current and non-current liabilities	222	62	5	4	293
Total liabilities	4,272	499	197	112	5,080
Net assets acquired	$1,480	$179	$164	$62	$1,885

Supplemental Pro Forma Information
The following unaudited supplemental pro forma information represents the results of operations as if the Company had acquired the EME-NYLD-Eligible Assets on January 1, 2013:

	For the year ended December 31,
(In millions, except per share amounts)	2014	2013

Operating Revenues	$715	$513
Net Income	97	145
Net Income Attributable to NRG Yield, Inc.	21	16
Earnings per Weighted Average Class A and Class C Common Share - Basic and Diluted	$0.38	$0.35

Acquired ROFO Assets [Domain]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table presents historical information summary combining the financial information for the Acquired ROFO Assets transferred in connection with the acquisition:

	December 31, 2013
	As Previously Reported	RE Kansas South	TA High Desert	El Segundo	As Currently Reported
		(In millions)
Current assets	$267	$25	$28	$58	$378
Property, plant and equipment	1,541	51	63	636	2,291
Non-current assets	505	3	10	51	569
Total assets	2,313	79	101	745	3,238

Debt	1,133	58	80	512	1,783
Other current and non-current liabilities	169	5	3	26	203
Total liabilities	$1,302	$63	$83	$538	$1,986

	Year ended December 31, 2013
	As Previously Reported	RE Kansas South	TA High Desert	El Segundo	As Currently Reported

Operating revenues	$313	$2	$8	$56	$379
Operating income	128	1	4	34	167
Net income	$109	$(1)	$1	$23	$132
The following is a summary of assets and liabilities transferred in connection with the acquisition as of June 30, 2014:

	RE Kansas South	TA High Desert	El Segundo
	(In millions)
Current assets	$1	$3	$43
Property, plant and equipment	50	67	625
Non-current assets	2	13	76
Total assets	53	83	744

Debt	35	57	520
Other current and non-current liabilities	2	—	30
Total liabilities	37	57	550
Net assets acquired	$16	$26	$194